Cash and Cash Equivalents	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents

14. Cash and cash equivalents

	At June 30 2023	At December 31 2022
	£’000	£’000
Cash at bank available on demand	171,812	179,817
Cash held in short-term deposit accounts	22,766	66,062
Cash and cash equivalents in the statement of financial position	194,578	245,879
Cash at bank and short-term deposits within assets held for sale	—	12,442
Cash and cash equivalents in the statement of cash flows	194,578	258,321

27. Cash and cash equivalents

	At December 31 2022	At December 31 2021
	£’000	£’000

Cash at bank available on demand	179,817	181,818
Cash held in short-term deposit accounts	66,062	10,811
Cash and cash equivalents in the statement of financial position	245,879	192,629
Cash at bank and short-term deposits within assets held for sale	12,442	-
Cash and cash equivalents in the statement of cash flows	258,321	192,629